Administrative expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature
Staff costs		$ 192.7	$ 177.3	$ 191.8
Impairment of goodwill			87.9
Share-based payment expense		28.8	20.2	13.3
Key management compensation		45.6	34.6	25.2
IHS Latam Group
Expense by nature
Impairment of goodwill			87.9
Share-based payments relating to the B-BBEE transaction
Expense by nature
Expense from share-based payment transactions with parties other than employees	$ 7.6		7.6
Administrative expense
Expense by nature
Staff costs		166.4	152.4	159.0
Professional fees		49.1	44.5	49.6
Facilities, short term rental and upkeep		30.2	29.6	42.0
Travel costs		11.0	9.3	12.9
Business combination costs		11.4	1.3	2.4
Depreciation		7.9	10.5	11.0
Net loss allowance/(reversal of loss allowance) on trade receivables		5.8	(0.3)	4.6
Amortization		1.0	1.1	4.4
Operating taxes		0.4	0.3	0.2
Net gain on disposal of property, plant and equipment and right-of-use assets		(7.7)	(4.2)	(2.4)
Net (reversal of impairment)/impairment of withholding tax receivables		(59.8)	1.1	48.0
Other		19.1	29.8	33.0
Total		$ 234.8	$ 275.4	$ 364.7